Cash, cash equivalents and restricted cash (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 1,248,772	$ 1,121,396
Restricted cash	246,518	178,951
Total cash, cash equivalents and restricted cash	$ 1,495,290	$ 1,300,347	$ 1,415,035	$ 2,024,125